Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
8.	Stockholders’ Equity
Under the Company’s articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 common shares, par value $0.01 per share, and of 200,000,000 preferred shares, par value $0.01 per share. Following the
Spin-Off
discussed in Note 1, the Company issued a total of 4,775,272 common shares and 795,878 of 8.75% Series A cumulative redeemable perpetual preferred shares. The reported loss per common share calculations (Note 9) give retroactive effect to the issuance of the common shares as of January 1, 2020.
Common Shares:

i)	NASDAQ Notification
On June 17, 2022, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from May 5, 2022 to June 16, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Marketplace Rule 5550(a)(2). Pursuant to Nasdaq Marketplace Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until December 14, 2022. In December 2022, the Company received formal notification from the Listing Qualification Department of the Nasdaq Stock Market notifying the Company that it has been granted an additional 180-day compliance
period, or until June 12, 2023, to regain compliance with the minimum $1.00 bid price per share requirement of Nasdaq’s Marketplace Rule 5550(a)(2) The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock continues to be listed and trade on the Nasdaq Capital Market.

ii)	Equity Offerings

During the year ended December 31, 2022, the Company raised $168,001,415 in gross proceeds, or $156,821,474 in net proceeds, from public offerings and from the partial exercises of warrants issued in the underwritten public offerings (details are provided below).
In the first quarter of 2022, the Company completed an underwritten public offering for 11,040,000 of its common stock and 11,040,000 Class A Warrants, each exercisable for one share of common stock at a price per share of $1.25, including full exercise of the underwriter’s overallotment option. The Company also issued the underwriters of the offering 552,000 warrants (the “February 2022 Representative Purchase Warrants”), each exercisable for one share of common stock at a price per share of $1.375. The offering resulted in gross proceeds to the Company of $13,800,000. As of December 31, 2022, an aggregate of 10,997,000 Class A Warrants had been exercised for 10,997,000 shares of the Company’s common stock, resul ting
in gross proceeds to the Company of $13,746,250.

In March 2022, the Company completed an underwritten public offering, including the full exercise of the underwriter’s overallotment option, of 43,124,950 units for $1.60 per unit, each unit consisting of (i) one share of common stock of the Company
(or pre-funded warrants,
all of which were subsequently exercised for common stock, in the case of 3,900,000 units) and (ii) one Class B Warrant to purchase one share of common stock at an exercise price of $1.60 per share. The Company also issued 1,724,998 warrants to the representative of the underwriters (the “March 2022 Representative Purchase Warrants”) to purchase up to an aggregate of 1,724,998 share of common stock at an exercise price of $2.00 per share. The offering resulted in gross proceeds to the Company of $68,999,920. In June 2022, several existing holders of Class B Warrants exercised 31,150,000 outstanding Class B Warrants to purchase an aggregate of 31,150,000 shares of common stock for cash, at an exercise price reduced by the Company from $1.60 per share to $0.70 per share, resulting in gross proceeds to the Company of $21,805,000. The exercising holders also received an aggregate of 31,150,000 Class D Warrants to purchase up to an aggregate of 31,150,000 shares of common stock at an exercise price per share of $0.80. The Company treated this warrant inducement transaction as a warrant modification and has recognized the incremental fair value of $2,943,675 of the Class D Warrants as a deemed dividend. As the Company was in an accumulated deficit position at the time of the transaction, the offsetting amount has been recorded against additional paid-in-capital.
As of December 31, 2022, an aggregate of 31,322,950 Class B Warrants had been exercised for 31,322,950 shares of the Company’s common stock, resulting in gross proceeds to the Company of $22,081,720.
In May 2022, the Company completed an underwritten public offering, including the full exercise of the underwriter’s overallotment option, of 83,636,362 units for $0.55 per unit, each unit consisting of (i) one share of common stock of the Company and (ii) one Class C Warrant to purchase one share of common stock at an exercise price of $0.55 per share. The Company also issued 2,090,909 warrants to the representative of the underwriters (the “May 2022 Representative Purchase Warrants”) to purchase up to an aggregate of 2,090,909 share of common stock at an exercise price of $0.6875 per share. The offering resulted in gross proceeds to the Company of $45,999,999. As of December 31, 2022, an aggregate of 5,357,500 Class C Warrants had been exercised for 5,357,500 shares of the Company’s common stock, resulting in proceeds to the Company of $2,946,625.
In December 2022, the Company completed a public offering of
1,474,200

shares of common stock, resulting in gross proceeds to the Company of $
426,901
. In January 2023, February 2023 and March 2023, the Company completed a public offering of
49,305,937
 shares of common stock, resulting in gross proceeds to the Company of $
12,095,255.
The Company in its assessment for the accounting of the warrants issued during the year ended December 31, 2022 has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the warrants should be classified as equity instead of liability. Upon exercise of the warrants, the holder is entitled to receive common shares.
As of December 31, 2022, the number of common shares that can potentially be issued under outstanding warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	43,000
Class B	11,802,000
Class C	78,278,862
Class D	31,150,000

Total	121,273,862

An aggregate of
4,367,907 additional common shares are potentially issuable upon exercise of the February 2022, March 2022 and May 2022 Representative Purchase Warrants.
Each outstanding common share is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Holders of common shares (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably
in all of our assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued common shares are fully paid for and non-assessable.

Preferred Shares: The table below presents a summary of preferred shares outstanding as of December 31, 2021.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Dividend Rate
Series A	8.75% Cumulative Redeemable Perpetual	November 10, 2021	795,878	$ 25	$7,959	8.75% per annum of the Liquidation Preference per share

Total			795,878		$7,959

(1)	There are no issuance costs.
The table below presents a summary of preferred shares outstanding as of December 31, 2022.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Dividend Rate
Series A	8.75% Cumulative Redeemable Perpetual	November 10, 2021	795,878	$25	$7,959	8.75% per annum of the Liquidation Preference per share

Series B	Series B Preferred Shares	October 21, 2022	16,000	0.01	160	No dividend rights

			811,878		$$8,119

(1)	There are no issuance costs.

8.75%	Series A cumulative redeemable perpetual preferred shares:
Holders of Series A Preferred Shares will be entitled to receive, when, as and if declared by the Company’s board of directors out of legally available funds for such purpose, cumulative cash dividends from the date of the
Spin-Off.
Dividends on the Series A Preferred Shares will accrue at a rate of 8.75% per annum per $25.00 stated liquidation preference per Series A Preferred Shares. The dividend rate is not subject to adjustment. Dividends are payable on the 30th day of March, June, September and December of each year. In December 2021, the Company declared and paid dividends amounting to $130,574 ($0.1640625 per share) on its Series A preferred shares relating to the period from December 3, 2021 to December 29, 2021. Aggregate dividends of $1.7 million were paid on the Company’s 795,878 Series A Preferred Shares ($0.1640625 per share) during the year ended December 31, 2022.
In the event of any liquidation, dissolution or
winding-up
of the Company’s affairs, whether voluntary or involuntary, holders of the Series A Preferred Shares will have the right to receive the liquidation preference of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to (but not including) the date of payment, whether or not declared, before any payments are made to holders of the Company’s common shares or any other junior securities.
The Series A Preferred Shares represent perpetual equity interests in the Company. The Company has no obligation to redeem or repurchase any Series A Preferred Shares at any time. The Series A Preferred Shares will be subject to redemption, in whole or from time to time in part, at the Company’s option commencing on June 30, 2022.
Holders of the Series A Preferred Shares generally have no voting rights. However, if and whenever dividends payable on the Series A Preferred Shares are in arrears for six or more quarterly periods, whether or not consecutive, holders of Series A Preferred Shares (voting together as a class with holders of any Parity Securities upon which like voting rights have been conferred and are exercisable) will, subject to certain exceptions, be entitled to elect one additional director to serve on the Company’s board of directors unless the size of the board of directors already has been increased by reason of the election of a director by holders of Parity Securities upon which like voting rights have been conferred. This right will continue until the Company pays, or declares and sets apart for payment, all cumulative dividends on the Series A Preferred
Share
s.

Furthermore, the Company determined the fair value of the 8.75% Series A cumulative redeemable perpetual preferred shares to be $15,121,682 based on the first trading day closing price on December 7, 2021 of these shares on the Nasdaq Capital Market in which they trade under the symbol “IMPPP” and reflected the amount within additional paid-in
capital. The fair value of these shares was determined using Level 1 items in accordance with the fair value hierarchy.
Series B preferred shares:
On October 21, 2022, the Company entered into a stock purchase agreement and issued 16,000 shares of its newly-designated Series B Preferred Shares, par value $0.01 per share, to its Chairman and Chief Executive Officer, Harry Vafias, considered a related party, in return for cash consideration of $200,000. The issuance of the Series B preferred shares was approved by an independent committee of the board of directors of the Company which received a fairness opinion from an independent financial advisor that the transaction was fair from a financial point of view to the Company. Each series B preferred share entitles the holder to 25,000 votes per share on all matters submitted to a vote of the shareholders of the Company, provided however, that no holder of series B preferred shares may exercise voting rights pursuant to series B preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed 49.99
% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders of the Company. The holder of series B preferred shares shall have no special voting or consent rights and shall vote together as one class with the holders of the common shares on all matters put before the shareholders. The series B preferred shares are not convertible into common shares or any other security, are not redeemable, are not transferable and have no dividend rights. Upon any liquidation, dissolution or winding up of the Company, the series B preferred shares will rank pari-passu with the common shareholders and shall be entitled to receive a payment equal to the par value of $
0.01
 per share. The Series B preferred holder has no other rights to distributions upon any liquidation, dissolution or winding up of the Company.